Sales Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 19,631,988	R$ 18,717,018	R$ 16,534,339
Taxes levied	(105,780)	(162,593)	(586,272)
Total Revenue	19,526,208	18,554,425	15,948,067
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	16,084,172	14,675,974	13,013,202
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	3,442,036	3,878,451	2,934,865
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18,125,685	17,229,732	15,020,757
Taxes levied	(2,550)	(2,004)	(425,812)
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,506,303	1,487,286	1,513,582
Taxes levied	R$ 103,230	R$ 160,589	R$ 160,460